Labor obligations - Movements in defined benefit obligation (Details) - Defined benefit plan - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Reductions and liquidations advance		$ (9,131)
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Present value of defined benefit obligation at beginning of period	$ 115,691	106,160	$ 79,905
Current service cost	9,535	8,276	7,465
Interest cost	8,936	8,490	7,156
Reductions and liquidations advance		(9,131)
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	2,094	2,653	(161)
Actuarial gains and losses arising from experience assumptions	(6,414)	10,386	12,995
Benefits paid	(643)	(11,143)	(1,200)
Present value of defined benefit obligation at end of period	$ 129,199	$ 115,691	$ 106,160